Share capital	12 Months Ended
Dec. 31, 2018
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital

Note 27	Share capital
Preferred shares
BCE’s articles of amalgamation, as amended, provide for an unlimited number of First Preferred Shares and Second Preferred Shares, all without par value. The terms set out in the articles authorize BCE’s directors to issue the shares in one or more series and to set the number of shares and the conditions for each series.
The following table provides a summary of the principal terms of BCE’s First Preferred Shares as at December 31, 2018. There were no Second Preferred Shares issued and outstanding at December 31, 2018. BCE’s articles of amalgamation, as amended, describe the terms and conditions of these shares in detail.

	ANNUAL DIVIDEND RATE					NUMBER OF SHARES		STATED CAPITAL
SERIES		CONVERTIBLE INTO	CONVERSION DATE	REDEMPTION DATE	REDEMPTION PRICE	AUTHORIZED	ISSUED AND OUTSTANDING	December 31, 2018	December 31, 2017	January 1, 2017
Q	floating	Series R	December 1, 2025		$25.50	8,000,000	—	—	—	—
R(1)	4.13%	Series Q	December 1, 2020	December 1, 2020	$25.00	8,000,000	8,000,000	200	200	200
S	floating	Series T	November 1, 2021	At any time	$25.50	8,000,000	3,513,448	88	88	88
T(1)	3.019%	Series S	November 1, 2021	November 1, 2021	$25.00	8,000,000	4,486,552	112	112	112
Y	floating	Series Z	December 1, 2022	At any time	$25.50	10,000,000	8,081,491	202	202	219
Z(1)	3.904%	Series Y	December 1, 2022	December 1, 2022	$25.00	10,000,000	1,918,509	48	48	31
AA(1)	3.61%	Series AB	September 1, 2022	September 1, 2022	$25.00	20,000,000	11,398,396	291	291	259
AB	floating	Series AA	September 1, 2022	At any time	$25.50	20,000,000	8,601,604	219	219	251
AC(1)	4.38%	Series AD	March 1, 2023	March 1, 2023	$25.00	20,000,000	10,029,691	256	129	129
AD	floating	Series AC	March 1, 2023	At any time	$25.50	20,000,000	9,970,309	254	381	381
AE	floating	Series AF	February 1, 2020	At any time	$25.50	24,000,000	9,292,133	232	232	232
AF(1)	3.11%	Series AE	February 1, 2020	February 1, 2020	$25.00	24,000,000	6,707,867	168	168	168
AG(1)	2.80%	Series AH	May 1, 2021	May 1, 2021	$25.00	22,000,000	4,985,351	125	125	125
AH	floating	Series AG	May 1, 2021	At any time	$25.50	22,000,000	9,014,649	225	225	225
AI(1)	2.75%	Series AJ	August 1, 2021	August 1, 2021	$25.00	22,000,000	5,949,884	149	149	149
AJ	floating	Series AI	August 1, 2021	At any time	$25.50	22,000,000	8,050,116	201	201	201
AK(1)	2.954%	Series AL	December 31, 2021	December 31, 2021	$25.00	25,000,000	22,745,921	569	569	569
AL(2)	floating	Series AK	December 31, 2021	At any time		25,000,000	2,254,079	56	56	56
AM(1)	2.764%	Series AN	March 31, 2021	March 31, 2021	$25.00	30,000,000	9,546,615	218	218	218
AN(2)	floating	Series AM	March 31, 2021	At any time		30,000,000	1,953,385	45	45	45
AO(1)	4.26%	Series AP	March 31, 2022	March 31, 2022	$25.00	30,000,000	4,600,000	118	118	118
AP(3)	floating	Series AO	March 31, 2027			30,000,000	—	—	—	—
AQ(1)	4.812%	Series AR	September 30, 2023	September 30, 2023	$25.00	30,000,000	9,200,000	228	228	228
AR(3)	floating	Series AQ	September 30, 2028			30,000,000	—	—	—	—
								4,004	4,004	4,004

(1)	BCE may redeem each of these series of First Preferred Shares on the applicable redemption date and every five years after that date.

(2)
BCE may redeem Series AL and AN First Preferred Shares at $25.00 per share on December 31, 2021 and March 31, 2021, respectively, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AL or AN First Preferred Shares at $25.50 per share on any date which is not a Series conversion date for the applicable series of First Preferred Shares.

(3)
If Series AP or AR First Preferred Shares are issued on March 31, 2022 and September 30, 2023 respectively, BCE may redeem such shares at $25.00 per share on March 31, 2027 and September 30, 2028, respectively, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AP or AR First Preferred Shares at $25.50 per share on any date which is not a Series conversion date for the applicable series of First Preferred Shares.

VOTING RIGHTS
All of the issued and outstanding First Preferred Shares at December 31, 2018 are non-voting, except under special circumstances, when the holders are entitled to one vote per share.
PRIORITY AND ENTITLEMENT TO DIVIDENDS
The First Preferred Shares of all series rank at parity with each other and in priority to all other shares of BCE with respect to payment of dividends and with respect to distribution of assets in the event of liquidation, dissolution or winding up of BCE.
Holders of Series R, T, Z, AA, AC, AF, AG, AI, AK, AM, AO and AQ First Preferred Shares are entitled to fixed cumulative quarterly dividends. The dividend rate on these shares is reset every five years, as set out in BCE’s articles of amalgamation, as amended.
Holders of Series S, Y, AB, AD, AE, AH and AJ First Preferred Shares are entitled to floating adjustable cumulative monthly dividends. The floating dividend rate on these shares is calculated every month, as set out in BCE’s articles of amalgamation, as amended.
Holders of Series AL and AN First Preferred Shares are entitled to floating cumulative quarterly dividends. The floating dividend rate on these shares is calculated every quarter, as set out in BCE’s articles of amalgamation, as amended.
Dividends on all series of First Preferred Shares are paid as and when declared by the board of directors of BCE.
CONVERSION FEATURES
All of the issued and outstanding First Preferred Shares at December 31, 2018 are convertible at the holder’s option into another associated series of First Preferred Shares on a one-for-one basis according to the terms set out in BCE’s articles of amalgamation, as amended.
CONVERSION AND DIVIDEND RATE RESET OF FIRST PREFERRED SHARES
The annual fixed dividend rate on BCE’s Cumulative Redeemable First Preferred Shares, Series AQ, was reset for the next five years, effective September 30, 2018, at 4.812% from 4.25%.
On March 1, 2018, 397,181 of BCE’s 5,069,935 fixed-rate Cumulative Redeemable First Preferred Shares, Series AC (Series AC Preferred Shares) were converted, on a one-for-one basis, into floating rate Cumulative Redeemable First Preferred Shares, Series AD (Series AD Preferred Shares). In addition, on March 1, 2018, 5,356,937 of BCE’s 14,930,065 Series AD Preferred Shares were converted, on a one-for-one basis, into Series AC Preferred Shares.
The annual fixed dividend rate on BCE’s Series AC Preferred Shares was reset for the next five years, effective March 1, 2018, at 4.38% from 3.55%. The Series AD Preferred Shares continue to pay a monthly floating cash dividend.

Common shares and Class B shares
BCE’s articles of amalgamation provide for an unlimited number of voting common shares and non-voting Class B shares, all without par value. The common shares and the Class B shares rank equally in the payment of dividends and in the distribution of assets if BCE is liquidated, dissolved or wound up, after payments due to the holders of preferred shares. No Class B shares were outstanding at December 31, 2018 and 2017 and January 1, 2017.
The following table provides details about the outstanding common shares of BCE.

		2018		2017
	NOTE	NUMBER OF SHARES	STATED CAPITAL	NUMBER OF SHARES	STATED CAPITAL
Outstanding, January 1		900,996,640	20,091	870,706,332	18,370
Shares issued for the acquisition of AlarmForce	3	22,531	1	—	—
Shares issued for the acquisition of MTS	3	—	—	27,642,714	1,594
Shares issued under employee stock option plan	28	266,941	13	2,555,863	122
Repurchase of common shares		(3,085,697)	(69)	—	—
Shares issued under ESP		—	—	91,731	5
Outstanding, December 31		898,200,415	20,036	900,996,640	20,091

In Q1 2018, BCE repurchased and canceled 3,085,697 common shares for a total cost of $175 million through a NCIB. Of the total cost, $69 million represents stated capital and $3 million represents the reduction of the contributed surplus attributable to these common shares. The remaining $103 million was charged to the deficit.
CONTRIBUTED SURPLUS
Contributed surplus in 2018 and 2017 includes premiums in excess of par value upon the issuance of BCE common shares and share-based compensation expense net of settlements.